Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2011
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
5.	Cash and cash equivalents

As of December 31, cash and cash equivalents consist of:

	Successor Registrant 2011	Predecessor Registrant 2010

Cash	$4,142	$3,648
Cash equivalents (1)	75,109	72,064

	$79,251	$75,712

(1)	The Company’s cash equivalents consist mainly of treasury bills with original maturities less than 20 days.